PIMCO Total Return Portfolio Investment Strategy - PIMCO Total Return Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Pacific Investment Management Company LLC (“PIMCO” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 65% of the Portfolio’s total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Bloomberg U.S. Aggregate Bond Index, as calculated by PIMCO. PIMCO believes that no single risk should dominate returns and, as a result, emphasizes diversification of risks through the use of a wide range of strategies when constructing the investment portfolio. PIMCO seeks to add value through the use of “top-down” strategies such as exposure to interest rates, duration, changing volatility, yield curve positioning and sector rotation. In addition, PIMCO employs “bottom-up” strategies involving analysis and selection of specific securities. By combining top-down and bottom-up strategies, PIMCO seeks to add value over time while incurring, in PIMCO’s estimation, acceptable levels of portfolio risk. Principal investments include securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities, including collateralized loan obligations; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; bank capital and trust preferred securities; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; securities issued pursuant to Rule 144A under the Securities Act of 1933; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. The Portfolio invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (commonly called “junk bonds”) rated B or higher by Moody’s Ratings or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or if unrated, determined by PIMCO to be of comparable quality (except that within such 15% limitation, the Portfolio may invest in mortgage-related securities rated below B). The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 20% of the Portfolio’s total assets. The Portfolio may invest up to 10% of its total assets in preferred stock, convertible securities and other equity related securities. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements (including credit default swap contracts), or in mortgage- or asset-backed securities. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales to a significant extent. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.